Related-Party Transaction	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related-Party Transaction

20.  RELATED-PARTY TRANSACTION

Dr. Michel Fattouche, a member of the Company’s Board of Directors, has provided consulting services to the Company. For the year ended December 31, 2017, consulting services have totaled $nil (2016 – $8) all of which had been paid as at year end.

As part of the iCOMS acquisition, the Company acquired a loan payable to the general manager of the iCOMS division in the amount of $199 with no fixed repayment terms.  No payment has been made on the loan.  The loan has been classified as long-term.